Consolidated Balance Sheets ¥ in Thousands, HKD in Thousands, $ in Thousands	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY (¥)	Dec. 31, 2012 CNY (¥)
Current assets:
Cash and cash equivalents	$ 72,710	¥ 440,164	¥ 517,551
Prepaid expenses and other current assets	24	149	154
Other receivables (note 4)	1,269	7,682	15,001
Due from related parties (note 13)	66	401	1,419
Trading securities (note 5)	6,041	36,569	25,795
Total current assets	80,110	484,965	559,920
Deposits paid for acquisition of investments (note 7)	21,025	127,278	127,278
Available-for-sale securities (note 5)	3,408	20,630	14,108
Other assets	1	6	6
Total assets	104,544	632,879	701,312
Current liabilities:
Due to related parties (note 13)	47	287	70,412
Payables to securities brokers (note 14)	880	5,328	4,943
Other payables			290
Accrued liabilities	416	2,519	3,179
Other taxes payable	455	2,753	2,753
Income taxes payable	3,650	22,095	22,600
Total current liabilities	5,448	32,982	104,177
Total liabilities	$ 5,448	¥ 32,982	¥ 104,177
Commitments and contingencies (note 11)
Shareholders' equity:
Common stock-par value US$0.01 per share (50,000,000 shares authorized; 9,017,310 shares issued and outstanding at December 31, 2012 and December 31, 2013) (note 9)	$ 127	¥ 770	¥ 770
Additional paid-in capital	165,347	1,000,958	1,000,958
Accumulated other comprehensive losses	(4,488)	(27,169)	(19,993)
Accumulated deficit	(61,890)	(374,662)	(384,600)
Total shareholders' equity	99,096	599,897	597,135
Total liabilities and shareholders' equity	$ 104,544	¥ 632,879	¥ 701,312